Property, Plant and Equipment - Summary of pledged assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of pledged assets [line items]
Pledged assets	¥ 794	¥ 4,245
Land [member]
Disclosure of pledged assets [line items]
Pledged assets	128	3,417
Others [member]
Disclosure of pledged assets [line items]
Pledged assets	¥ 666	¥ 828